Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of outstanding warrants to shareholders
Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
1,245,000	2.78	2.98

Schedule of employee and director stock option activity and related information
	2022		2021		2020
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	275,833	$2.40	170,500	$2.30	246,874	$2.26
Changes during the year:
Granted	87,500	$2.25	175,000	$3.36	45,000	$2.55
Exercised	(1,000)	$2.12	(52,167)	$2.29	(84,618)	$2.29
Forfeited	(15,000)	$2.80	(17,500)	$2.44	(36,756)	$2.38
Outstanding - year end	347,333	$2.79	275,833	$2.40	170,500	$2.30
Vested and expected to vest	164,166	$2.61	83,334	$2.22	95,834	$2.23
Exercisable at year end	136,499	$2.71	51,667	$2.26	48,834	$2.26

Schedule of options granted to employees and directors
				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2022	life (years)	2022	(years)

2.118	52,333	1.83	52,333	1.83
2.176	10,000	2.08	6,667	2.08
2.245	87,500	4.96	-	4.96
2.388	7,500	0.54	7,500	0.54
2.433	7,500	3.02	2,500	3.02
2.775	20,000	2.96	13,333	2.96
3.195	20,000	3.14	6,666	3.14
3.251	7,500	3.81	2,500	3.81
3.252	100,000	3.81	33,334	3.81
3.863	30,000	3.75	10,000	3.75
4.022	5,000	3.67	1,666	3.67

Grand Total	347,333	3.57	136,499	2.65